Fair Value Measurements (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Investments in Non-marketable Equity Securities	$ 11,211	$ 21,877
Impairment loss on investment	309	0	1,299
Eturbotouch Technology Inc [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Investments in Non-marketable Equity Securities			477
Impairment loss on investment			238
Oculon Optoelectronics Inc [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Investments in Non-marketable Equity Securities	0
Impairment loss on investment	309
Fair Value, Inputs, Level 1 [Member] | Eturbotouch Technology Inc [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Investments in Non-marketable Equity Securities			0
Fair Value, Inputs, Level 1 [Member] | Oculon Optoelectronics Inc [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Investments in Non-marketable Equity Securities	0
Fair Value, Inputs, Level 2 [Member] | Eturbotouch Technology Inc [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Investments in Non-marketable Equity Securities			0
Fair Value, Inputs, Level 2 [Member] | Oculon Optoelectronics Inc [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Investments in Non-marketable Equity Securities	0
Fair Value, Inputs, Level 3 [Member] | Eturbotouch Technology Inc [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Investments in Non-marketable Equity Securities			477
Fair Value, Inputs, Level 3 [Member] | Oculon Optoelectronics Inc [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Investments in Non-marketable Equity Securities	$ 0